SCHEDULE OF COST OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total of Cost of revenue	$ 185,654	$ 86,435	$ 478,436	$ 237,824	$ 334,825	$ 688,365
Finished Goods [Member]
Product Information [Line Items]
Total of Cost of revenue	136,634	39,568	342,845	112,345	151,703	97,058
Related Shipping [Member]
Product Information [Line Items]
Total of Cost of revenue	330	2,278	3,717	7,075	9,346	10,376
Handling Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	13,370	6,141	36,847	16,033	22,629	10,945
Contractor Fee [Member]
Product Information [Line Items]
Total of Cost of revenue	15,846	7,543	36,067	21,979	30,977	18,568
Franchise [Member]
Product Information [Line Items]
Total of Cost of revenue	4,268	5,316	13,768	14,061	18,428	17,624
Sales Commission [Member]
Product Information [Line Items]
Total of Cost of revenue		1,147		13,837	13,827	501,483
Depreciation [Member]
Product Information [Line Items]
Total of Cost of revenue	$ 15,206	14,699	$ 45,192	42,751	57,162	$ 32,311
Inventory Written Off [Member]
Product Information [Line Items]
Total of Cost of revenue		$ 9,743		$ 9,743	$ 30,753